Short-Term Loans and Current Maturities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Short-term loans	$ 4,297	$ 5,426
Total short-term loans and current maturities	4,867	6,352
NIS [Member]
Short-term Debt [Line Items]
Short-term loans	2,096	1,226
Current maturities	570	926
Weighted average interest
Short-term loans percentage	5.18%
Current maturities percentage	5.10%
United States of America, Dollars [Member]
Short-term Debt [Line Items]
Short-term loans	$ 2,201	$ 4,200
Weighted average interest
Short-term loans percentage	5.01%